Income Taxes - Schedule of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current					$ 2,607	$ 409	$ 71
Deferred					28	550	(240)
Expense of operating loss carryforwards					536	1,351	1,240
Change in valuation allowance					(12)
Income tax expense	$ 1,264	$ 568	$ 2,356	$ 1,160	$ 3,159	$ 2,310	$ 1,071